PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2022
PLANT AND EQUIPMENT, NET
PLANT AND EQUIPMENT, NET

8.           PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2021	2022
	RMB	RMB
Plant and building	70,179	70,179
Machinery and equipment	57,203	36,473
Furniture and office equipment	12,353	12,353
Motor vehicles	3,580	3,580
Total	143,315	122,585
Accumulated depreciation	(94,631)	(76,196)
Plant and equipment, net	48,684	46,389

The depreciation expenses for the years ended September 30, 2020, 2021 and 2022 were RMB9.1 million, RMB6.8 million and RMB2.7 million respectively.